Trade and other payables and accrued expenses (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables and accrued liabilities [Line Items]
Total trade and other payables	SFr 2,003	SFr 2,184
Accrued research and development costs	10,361	5,298
Accrued payroll expenses	3,562	3,494
Accrued stamp duty	778	0
Accrued liabilities	952	686
Other accrued expenses	1,083	1,607
Total accrued expenses	16,736	11,085
Accrual of performance-related remuneration	2,300	2,100
Janssen [Member]
Trade and other payables and accrued liabilities [Line Items]
Accrued research and development costs	SFr 3,700	SFr 0